SHAREHOLDERS' EQUITY (Stock Options Under the Plans) (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2015
Number of options
Options outstanding, beginning balance		856,986
Granted	[1]	173,800
Exercised		(257,511)
Expired & forfeited		(3,250)
Options outstanding, ending balance		770,025	856,986
Exercisable at June 30, 2016		513,475
Weighted average exercise price
Options outstanding, beginning balance		$ 7.75	$ 5.38
Granted	[1]	11.29
Exercised		6.23
Expired & forfeited		9.94
Options outstanding, ending balance		9.05	$ 7.75
Exercisable at June 30, 2016		$ 8.11
Weighted average remaining contractual term (in years)
Outstanding		3 years 5 months 12 days	3 years 3 months 11 days
Exercisable at June 30, 2016		2 years 10 months 10 days
Aggregate intrinsic value
Outstanding, beginning balance		$ 6,157
Outstanding, ending balance		2,179	$ 6,157
Options exercisable		$ 1,922
Vested and expected to vest at June 30, 2016
Number of options		770,025
Weighted average exercise price		$ 9.05
Weighted average remaining contractual life		3 years 5 months 12 days
Aggregate intrinsic value		$ 2,179

[1]	The fair value of the options granted during the six months period ended June 30, 2016 was estimated by using a Black-Scholes option-pricing model which requires the following assumptions: risk-free interest rates of 1.05% - 1.39% which is based on the yield from U.S. treasury zero-coupon bonds with an equivalent term to the options' expected term, expected volatility of 56.7% - 59.4% which is calculated based upon actual historical stock price movements over the most recent periods ending on the grant date and an expected term of 3.64 - 4.97 years which is generated by running Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor are estimated by using historical option exercise information of the options.